Right-of-use assets - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) vessel TEU	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Operating Lease Right Of Use Assets [Line Items]
Amortization expense	$ 107,504	$ 125,800	$ 120,140
Vessels
Operating Lease Right Of Use Assets [Line Items]
Lease financing, number of vessels | vessel	4
Capacity of vessels purchased | TEU	10,000
Pre-determined purchase price per vessel	$ 52,690